UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-09078

The Penn Street Fund, Inc.

 (Exact name of registrant as specified in charter)

2240 Ridgewood Road Suite 101 Wyomissing, PA 19606

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Schedule of Investments
July 31, 2010 (Unaudited)

Shares			Value

COMMON STOCK - 98.91%

Accident & Health Insurance - 4.62%
1,800	Aflac, Inc.		$ 88,542
3,450	Unum Group		78,729
			167,271
Biological Products - 1.75%
1,900	Gilead Sciences, Inc. *		63,308

Canned, Fruits, Veg & Preserves, Jam & Jellies - 1.19%
700	The J.M. Smucker Co.		43,001

Computer & Office Equipment - 2.03%
1,600	Hewlett-Packard Co.		73,664

Computer Storage Devices - 2.95%
1,000	SanDisk Corp. *		43,700
2,500	Seagate Technology *		31,375
1,200	Western Digital Corp. *		31,668
			106,743
Crude Petroleum & Natural Gas - 2.89%
1,700	Chesapeake Energy Corp.		35,751
1,000	Cimarex Energy Co.		68,870
			104,621
Drawing & Insulating of Nonferrous Wire - 2.40%
4,800	Corning, Inc.		86,976

Electric Services - 5.63%
1,700	DTE Energy Co.		78,472
700	Nextera Energy, Inc.		36,610
2,000	PG&E Corp.		88,800
			203,882
Engines & Turbines - 1.32%
600	Cummins, Inc.		47,766

Farm Machinery & Equipment - 1.29%
700	Deere & Co.		46,676

Hospital & Medical Service Plans - 2.73%
2,100	Humana, Inc. *		98,742

Household Appliances - 2.30%
1,000	Whirlpool Corp.		83,300

Industrial Organic Chemicals - 2.58%
1,000	Lubrizol Corp.		93,490

Life Insurance - 4.73%
1,600	Prudential Financial, Inc.		91,664
1,500	Torchmark Corp.		79,605
			171,269
Motor Vehicle Parts & Accessories - 1.86%
900	Magna International, Inc. *		67,212

Motor Vehicles & Passenger Car Bodies - 1.90%
2,000	Oshkosh Corp. *		68,760

National Commercial Banks - 5.13%
1,000	Citigroup, Inc. *		4,100
2,300	JPMorgan Chase & Co.		92,644
1,500	PNC Financial Services Group, Inc.		89,085
			185,829
Oil & Gas Field Machinery & Equipment - 1.08%
1,000	National Oilwell Varco, Inc.		39,160

Optical Instruments & Lenses - 2.10%
2,400	KLA Tencor Corp.		76,008

Paper Mills - 2.58%
1,600	Domtar Corp.		93,600

Personal Credit Institutions - 1.52%
3,600	Discover Financial Services		54,972

Petroleum Refining - 4.18%
1,000	Chevron Corp.		76,210
1,400	Hess Corp.		75,026
			151,236
Pharmaceutical Preparations - 1.01%
650	Perrigo Co.		36,407

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.42%
1,400	Eastman Chemical Co.		87,696

Poultry Slaughtering & Processing - 2.32%
4,800	Tyson Foods, Inc.		84,048

Public Building & Related Furniture - 1.91%
2,400	Johnson Controls, Inc.		69,144

Radio & TV Broadcasting & Communications Equipment - 2.02%
1,000	L-3 Communications Holdings, Inc.		73,040

Railroads, Line-Haul Operating - 2.62%
1,800	CSX Corp.		94,896

Retail-Drug Stores & Proprietary Stores - 1.36%
1,600	CVS Caremark Corp.		49,104

Retail - Eating Places - 2.31%
1,200	McDonalds Corp.		83,676

Retail - Family Clothing Stores - 1.90%
3,800	The Gap, Inc.		68,818

Search, Detection, Navagation, Guidance, Aeronautical Systems - 1.79%
1,400	Raytheon Co.		64,778

Semiconductors & Related Devices - 3.33%
2,500	Intel Corp.		51,500
9,500	Micron Technology, Inc. *		69,160
			120,660
Services - Computer Integrated Systems Design - 2.00%
1,600	Computer Sciences Corp.		72,528

Services - Educational Services - 1.78%
800	ITT Educational Services, Inc. *		64,592

State Commercial Banks - 2.34%
2,000	Capital One Financial Corp.		84,660

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.96%
1,600	United States Steel Corp.		70,928

Telephone Communications (No Radiotelephones) - 1.97%
2,000	Centurytel, Inc.		71,240

Water Transportation - 2.62%
3,300	Royal Caribbean Cruises Ltd. *		95,238

Wholesale - Chemicals & Allied Products - 2.10%
1,500	Ashland, Inc.		76,275

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 2.39%
2,900	AmerisourceBergen Corp.		86,913

TOTAL FOR COMMON STOCK (Cost $3,495,501) - 98.91%			3,582,127

SHORT TERM INVESTMENTS - 0.97%
35,232	Fidelity Institutional Money Market - 0.08%** (Cost $35,232)		35,232

TOTAL INVESTMENTS (Cost $3,530,733) - 99.88%			3,617,359

OTHER ASSETS LESS LIABILITIES - 0.12%			4,252

NET ASSETS - 100.00%			$ 3,621,611

* Non-Income Producing Security
** Variable Rate Security; the coupon rate shown represents the rate at July 31, 2010.

THE PENN STREET FUNDS, INC.
BERKSHIRE ADVISORS SELECT EQUITY FUND
Notes to Financial Statements
July 31, 2010 (Unaudited)

1. SECURITY TRANSACTIONS
At July 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,530,733 amounted to $86,625 which consisted of aggregate gross unrealized appreciation of $326,864 and aggregate gross unrealized depreciation of $240,239.

2. SECURITY VALUATION

The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Securities included in the NASDAQ National Market System are valued at the NASDAQ official closing price. Other securities traded in the over-the-counter market, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which no quotations are readily available or for which the Fund's investment advisor believes the valuation does not reflect market value are valued at fair value as determined in good faith by the Fund's investment advisor under the supervision of the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value. The Fund may value its securities by using an independent pricing service.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Fund’s assets measured at fair value as of July 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,582,127	$0	$0	$3,582,127
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$35,232	$0	$0	$35,232
Total	$3,617,359	$0	$0	$3,617,359

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Penn Street Fund, Inc.

By      /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

Date     September 29, 2010

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Jay Kemmerer

*

       Jay Kemmerer, President and Treasurer

* Print the name and title of each signing officer under his or her signature.